Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial instruments measured at fair value on a recurring basis and indicate the level of the fair value
	Fair Value Measurements as of September 30, 2021 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$491	$—	$—	$491
Liabilities:
Derivative warrants	$—	$—	$(218)	$(218)
	$—	$—	$(218)	$(218)
	Fair Value Measurements as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$845	$—	$—	$845
Liabilities:
Convertible debt	$—	$—	$(1,327)	$(1,327)
Financing Facility	—	—	(102)	(102)
Derivative warrants	—	—	(47)	(47)
	$—	$—	$(1,476)	$(1,476)

	Fair Value Measurements as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$845	$—	$—	$845
Liabilities:
Convertible debt	$—	$—	$(1,327)	$(1,327)
Financing Facility	—	—	(102)	(102)
Derivative warrants	—	—	(47)	(47)
	$—	$—	$(1,476)	$(1,476)
	Fair Value Measurements as of December 31, 2019 Using:
	Level 1	Level 2	Level 3*	Total
Assets:
Investment	$—	$—	$137	$137
Liabilities:
Financing Facility	$—	$—	$(2,138)	$(2,138)
Derivative warrants	—	—	(1,655)	(1,655)
	$—	$—	$(3,793)	$(3,793)

Schedule of fair value measurement
Level 3	September 30, 2021	December 31, 2020
Beginning balance	$1,476	$3,793
Gains included in net loss	—	845
Transfers out of level 3	—	(845)
Issuance of convertible debt	1,200	4,670
Issuance of investor warrants (TO3)	5,151	—
	7,827	8,463
Financing Facility:
Fair value adjustment	124	(524)
Translation effect	(8)	(100)
Converted to equity on settlement	—	(1,412)
Fair value adjustments:
TO1 Warrants	—	(14)
TO2 Warrants	(45)	(1,594)
TO3 Warrants	(4,524)	—
Translation effect (TO2 and TO3 Warrants)	(44)	—
Convertible debt	298	(681)
Converted to equity on settlement:
Exercise of TO2 and TO3 warrants	(585)	—
Debt conversion	(2,825)	(2,662)
Ending balance	$218	$1,476

	Year ended December 31,
Level 3	2020	2019
Beginning balance – assets:	$137	$—
Transfers into level 3	—	137
Transfers out of level 3 to level 1	(137)	—
Ending balance – assets:	$—	$137

Beginning balance – liabilities:	$3,793	$—
Gains included in net loss	845	—
Transfers out of level 3	(845)	—
Issuance of convertible debt (Note 13)	4,670	—
Issuance of investor warrants (Note 14(a)	—	3,514
Issuance of Financing Facility (Note 14(b))	—	2,935
	8,463	6,449
Financing Facility adjustments (Note 14(b)):
Fair value	(524)	—
Translation effect	(100)	(124)
Cash (partial) settlement	—	(673)
Converted to equity on settlement	(1,412)	—

Fair value adjustments:
TO1 Warrants (Note 14(a))	(14)	(1,727)
TO2 Warrants (Note 14(a))	(1,594)	(132)
Convertible debt (Note 13)	(681)	—
Debt conversion (Note 13)	(2,662)	—
Ending balance – liabilities	$1,476	$3,793